LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.30%
Advertising–0.01%
Omnicom Group, Inc. 4.20% 3/2/29	35,000	$34,629
		34,629
Aerospace & Defense–1.30%
Boeing Co.
5.04% 5/1/27	500,000	502,815
6.26% 5/1/27	70,000	71,208
General Dynamics Corp. 2.63% 11/15/27	500,000	488,765
Howmet Aerospace, Inc. 3.75% 3/3/28	135,000	133,445
L3Harris Technologies, Inc. 4.40% 6/15/28	350,000	350,217
Lockheed Martin Corp.
4.15% 8/15/28	75,000	75,055
4.45% 5/15/28	150,000	150,893
4.50% 2/15/29	500,000	504,075
Northrop Grumman Corp.
3.25% 1/15/28	500,000	491,065
4.60% 2/1/29	250,000	251,611
RTX Corp.
3.13% 5/4/27	500,000	493,536
4.13% 11/16/28	250,000	248,950
5.75% 1/15/29	250,000	259,351
		4,020,986
Agriculture–1.31%
Altria Group, Inc.
4.80% 2/14/29	500,000	504,044
4.88% 2/4/28	145,000	146,199
6.20% 11/1/28	250,000	260,748
BAT Capital Corp.
2.26% 3/25/28	250,000	239,950
3.56% 8/15/27	250,000	247,257
4.70% 4/2/27	250,000	250,552
BAT International Finance PLC 4.45% 3/16/28	150,000	150,060
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	396,677
Philip Morris International, Inc.
3.13% 8/17/27	250,000	246,556
3.88% 10/27/28	300,000	297,459
4.13% 4/28/28	145,000	144,760
4.38% 11/1/27	155,000	155,378
4.88% 2/13/29	500,000	507,446
5.13% 11/17/27	500,000	506,704
		4,053,790
Airlines–0.62%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	143,420	138,972
3.58% 7/15/29	137,050	135,131
3.60% 3/22/29	263,106	259,943
Delta Air Lines, Inc.
4.38% 4/19/28	250,000	248,245
4.95% 7/10/28	250,000	250,920
Southwest Airlines Co.
4.38% 11/15/28	335,000	330,658
5.13% 6/15/27	250,000	250,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust
3.10% 1/7/30	137,873	$134,248
5.88% 4/15/29	162,803	165,523
		1,914,442
Apparel–0.08%
Tapestry, Inc. 4.13% 7/15/27	250,000	248,871
		248,871
Auto Manufacturers–4.19%
American Honda Finance Corp.
2.00% 3/24/28	250,000	237,975
4.15% 1/8/29	70,000	69,145
4.25% 9/1/28	250,000	247,930
4.45% 10/22/27	170,000	169,759
4.55% 7/9/27	210,000	210,087
4.55% 3/3/28	250,000	249,894
4.90% 7/9/27	70,000	70,320
Cummins, Inc. 4.90% 2/20/29	250,000	254,271
Ford Motor Credit Co. LLC
2.90% 2/16/28	550,000	527,356
2.90% 2/10/29	500,000	467,636
4.13% 8/17/27	600,000	592,227
4.95% 5/28/27	350,000	349,895
5.80% 3/8/29	350,000	354,393
5.92% 3/20/28	450,000	455,703
6.80% 5/12/28	350,000	360,535
6.80% 11/7/28	250,000	258,797
General Motors Co.
5.00% 10/1/28	250,000	252,035
5.35% 4/15/28	360,000	365,128
General Motors Financial Co., Inc.
2.40% 4/10/28	500,000	479,494
2.40% 10/15/28	500,000	473,977
2.70% 8/20/27	350,000	341,067
4.20% 10/27/28	95,000	94,021
5.00% 4/9/27	250,000	251,108
5.00% 7/15/27	110,000	110,563
5.05% 4/4/28	250,000	252,170
5.35% 7/15/27	150,000	151,420
5.40% 5/8/27	700,000	706,164
5.65% 1/17/29	250,000	255,698
Honda Motor Co. Ltd. 4.44% 7/8/28	500,000	498,850
PACCAR Financial Corp.
3.90% 2/5/29	75,000	74,431
4.00% 8/8/28	90,000	89,936
4.00% 11/7/28	115,000	114,589
4.25% 6/23/27	150,000	150,501
4.45% 8/6/27	235,000	236,325
4.60% 1/31/29	250,000	253,653
4.95% 8/10/28	250,000	254,289
5.00% 5/13/27	200,000	202,093
Toyota Motor Corp.
4.19% 6/30/27	125,000	125,126
5.12% 7/13/28	250,000	254,537
Toyota Motor Credit Corp.
1.15% 8/13/27	250,000	240,355
3.75% 1/12/28	315,000	312,701
4.05% 9/5/28	410,000	408,669
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
4.05% 3/13/29	220,000	$218,680
4.35% 10/8/27	200,000	200,593
4.50% 5/14/27	80,000	80,315
4.55% 9/20/27	400,000	402,279
5.25% 9/11/28	250,000	255,991
		12,982,681
Auto Parts & Equipment–0.08%
BorgWarner, Inc. 2.65% 7/1/27	250,000	244,310
		244,310
Banks–32.86%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	449,047
3.92% 12/8/28	250,000	248,345
4.36% 6/18/28	250,000	251,032
Banco Bilbao Vizcaya Argentaria SA
4.15% 3/3/29	200,000	197,671
5.38% 3/13/29	200,000	205,486
Banco Santander SA
3.80% 2/23/28	200,000	197,494
4.25% 4/11/27	400,000	399,573
4.38% 4/12/28	400,000	398,676
5.29% 8/18/27	400,000	403,849
μ5.37% 7/15/28	200,000	202,157
μ5.54% 3/14/30	200,000	205,012
5.59% 8/8/28	200,000	204,865
6.61% 11/7/28	200,000	210,202
μBank of America Corp.
3.42% 12/20/28	2,250,000	2,210,336
3.59% 7/21/28	1,000,000	989,245
3.71% 4/24/28	1,600,000	1,587,815
3.97% 3/5/29	500,000	495,464
3.97% 2/7/30	500,000	493,121
4.27% 7/23/29	750,000	746,943
4.62% 5/9/29	585,000	587,543
5.82% 9/15/29	1,000,000	1,031,589
6.20% 11/10/28	750,000	770,470
Bank of Montreal
μ4.06% 9/22/28	180,000	178,962
μ4.34% 3/19/30	170,000	169,255
μ5.00% 1/27/29	500,000	504,484
5.37% 6/4/27	350,000	354,259
5.72% 9/25/28	250,000	257,432
μBank of New York Mellon 4.73% 4/20/29	500,000	503,556
Bank of New York Mellon Corp.
1.65% 7/14/28	350,000	330,905
μ3.99% 6/13/28	250,000	248,895
μ4.03% 1/22/30	115,000	113,849
μ4.44% 6/9/28	165,000	165,218
μ4.54% 2/1/29	250,000	251,248
μ4.89% 7/21/28	550,000	554,292
μ4.98% 3/14/30	200,000	203,580
μ6.32% 10/25/29	500,000	523,492
Bank of Nova Scotia
μ4.04% 9/15/28	500,000	496,816
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
μ4.25% 2/2/30	302,000	$299,247
μ4.40% 9/8/28	190,000	189,796
μ4.93% 2/14/29	600,000	605,037
5.25% 6/12/28	200,000	204,025
5.40% 6/4/27	125,000	126,593
μBarclays PLC
4.48% 11/11/29	250,000	248,629
4.84% 9/10/28	200,000	200,769
4.97% 5/16/29	1,000,000	1,006,083
5.50% 8/9/28	250,000	252,859
5.69% 3/12/30	400,000	411,320
6.49% 9/13/29	250,000	260,269
7.39% 11/2/28	600,000	624,879
Canadian Imperial Bank of Commerce
μ4.24% 9/8/28	235,000	234,387
μ4.28% 1/29/30	115,000	114,225
μ4.86% 3/30/29	150,000	151,200
5.00% 4/28/28	250,000	253,092
5.24% 6/28/27	250,000	252,743
5.99% 10/3/28	500,000	518,196
Citibank NA 4.58% 5/29/27	415,000	416,651
Citigroup, Inc.
μ3.52% 10/27/28	1,250,000	1,231,400
μ3.67% 7/24/28	1,200,000	1,187,220
μ3.98% 3/20/30	500,000	492,460
μ4.08% 4/23/29	1,350,000	1,340,069
4.13% 7/25/28	500,000	495,800
μ4.64% 5/7/28	400,000	400,662
μ4.79% 3/4/29	500,000	502,521
μCitizens Bank NA
4.19% 1/29/29	250,000	248,431
4.58% 8/9/28	350,000	350,177
μCitizens Financial Group, Inc. 5.84% 1/23/30	250,000	257,458
Commonwealth Bank of Australia
4.36% 3/27/29	250,000	250,718
4.42% 3/14/28	250,000	251,491
Cooperatieve Rabobank UA
3.74% 1/14/28	250,000	248,269
3.96% 10/17/28	250,000	249,051
4.32% 4/1/29	250,000	250,634
4.37% 5/27/27	250,000	250,663
4.88% 1/21/28	250,000	253,523
Deutsche Bank AG
μ4.88% 12/1/32	250,000	248,908
5.37% 9/9/27	200,000	203,400
μ5.37% 1/10/29	165,000	166,900
μ6.72% 1/18/29	350,000	362,616
μ6.82% 11/20/29	500,000	524,984
μFifth Third Bancorp
6.34% 7/27/29	250,000	259,166
6.36% 10/27/28	100,000	102,827
μFifth Third Financial Corp. 5.98% 1/30/30	250,000	257,964
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	153,780
μGoldman Sachs Group, Inc.
3.69% 6/5/28	750,000	743,368
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μGoldman Sachs Group, Inc. (continued)
3.81% 4/23/29	1,500,000	$1,479,695
4.15% 1/21/29	690,000	685,742
4.15% 10/21/29	845,000	837,115
4.22% 5/1/29	750,000	745,768
4.94% 4/23/28	300,000	301,466
6.48% 10/24/29	500,000	523,072
μHSBC Holdings PLC
2.01% 9/22/28	600,000	578,400
2.21% 8/17/29	500,000	473,296
4.40% 3/10/30	250,000	248,146
4.58% 6/19/29	400,000	399,713
4.76% 6/9/28	600,000	601,274
4.90% 3/3/29	285,000	286,557
5.13% 11/19/28	220,000	221,604
5.21% 8/11/28	350,000	352,829
5.55% 3/4/30	400,000	409,865
5.60% 5/17/28	750,000	758,425
6.16% 3/9/29	350,000	360,057
7.39% 11/3/28	500,000	521,186
HSBC USA, Inc. 4.65% 6/3/28	200,000	201,246
μHuntington Bancshares, Inc. 6.21% 8/21/29	500,000	518,710
μHuntington National Bank 4.55% 5/17/28	250,000	250,005
ING Groep NV
4.55% 10/2/28	500,000	500,575
μ4.86% 3/25/29	200,000	201,253
μ5.34% 3/19/30	350,000	357,812
μJPMorgan Chase & Co.
2.07% 6/1/29	200,000	190,299
2.18% 6/1/28	250,000	243,704
3.51% 1/23/29	500,000	491,920
3.54% 5/1/28	1,250,000	1,238,396
4.20% 7/23/29	1,250,000	1,242,814
4.32% 4/26/28	1,500,000	1,499,315
4.45% 12/5/29	1,000,000	1,001,195
4.51% 10/22/28	395,000	394,916
4.85% 7/25/28	1,500,000	1,507,382
5.01% 1/23/30	250,000	253,498
5.30% 7/24/29	500,000	509,332
5.57% 4/22/28	245,000	247,991
KeyBank NA 4.39% 12/14/27	250,000	250,191
KeyCorp 2.25% 4/6/27	250,000	244,597
Lloyds Banking Group PLC
μ3.57% 11/7/28	500,000	493,205
4.38% 3/22/28	250,000	249,538
4.55% 8/16/28	250,000	250,337
μ4.82% 6/13/29	200,000	201,188
μ5.09% 11/26/28	200,000	201,824
μ5.87% 3/6/29	250,000	256,177
μM&T Bank Corp.
4.55% 8/16/28	150,000	149,894
4.83% 1/16/29	45,000	45,210
7.41% 10/30/29	500,000	534,328
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	147,780
4.70% 1/27/28	250,000	251,473
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.74% 3/7/29	250,000	$245,989
μ4.08% 4/19/28	600,000	597,727
μ5.02% 7/20/28	250,000	251,555
μ5.24% 4/19/29	500,000	507,416
μ5.35% 9/13/28	500,000	506,026
μ5.42% 2/22/29	250,000	254,014
Mizuho Financial Group, Inc.
4.02% 3/5/28	250,000	248,591
μ4.25% 9/11/29	250,000	248,346
μ5.41% 9/13/28	400,000	405,394
μ5.67% 5/27/29	200,000	205,172
μ5.78% 7/6/29	500,000	513,787
μMorgan Stanley
3.77% 1/24/29	250,000	246,651
4.13% 10/18/29	270,000	266,868
4.24% 1/9/30	610,000	603,844
4.43% 1/23/30	1,000,000	995,498
4.99% 4/12/29	575,000	580,272
5.12% 2/1/29	500,000	505,468
5.16% 4/20/29	500,000	505,759
5.45% 7/20/29	1,000,000	1,017,829
5.65% 4/13/28	155,000	156,852
6.30% 10/18/28	500,000	513,085
6.41% 11/1/29	1,000,000	1,043,696
μMorgan Stanley Bank NA
4.97% 7/14/28	1,500,000	1,508,897
5.50% 5/26/28	280,000	283,184
μMorgan Stanley Private Bank NA
4.20% 11/17/28	690,000	687,610
4.21% 2/8/30	870,000	861,191
4.47% 7/6/28	250,000	249,991
National Australia Bank Ltd.
3.85% 12/13/28	250,000	248,109
3.91% 6/9/27	250,000	249,467
4.31% 6/13/28	255,000	255,687
4.50% 10/26/27	250,000	251,361
4.90% 6/13/28	250,000	253,823
5.09% 6/11/27	250,000	252,770
National Bank of Canada
μ4.17% 1/20/29	250,000	248,642
5.60% 12/18/28	750,000	772,601
μNatWest Group PLC
3.07% 5/22/28	250,000	245,984
4.89% 5/18/29	350,000	352,446
5.08% 1/27/30	250,000	252,754
5.52% 9/30/28	200,000	202,931
5.81% 9/13/29	250,000	257,226
Northern Trust Corp. 3.65% 8/3/28	250,000	248,083
PNC Bank NA
3.10% 10/25/27	250,000	245,843
4.05% 7/26/28	500,000	495,553
μPNC Financial Services Group, Inc.
4.08% 1/26/29	105,000	104,446
5.35% 12/2/28	500,000	507,789
5.58% 6/12/29	400,000	409,891
Regions Financial Corp. 1.80% 8/12/28	250,000	234,640
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
3.63% 5/4/27	500,000	$496,996
μ4.00% 11/3/28	190,000	188,640
4.24% 8/3/27	250,000	249,911
μ4.50% 8/6/29	395,000	394,999
μ4.52% 10/18/28	660,000	660,732
μ4.97% 1/24/29	290,000	292,700
5.20% 8/1/28	250,000	254,954
Santander Holdings USA, Inc.
4.40% 7/13/27	250,000	249,469
μ5.47% 3/20/29	155,000	157,157
μ6.17% 1/9/30	250,000	258,310
μ6.50% 3/9/29	150,000	154,678
μ6.57% 6/12/29	200,000	206,935
μSantander U.K. Group Holdings PLC
3.82% 11/3/28	250,000	246,782
4.32% 9/22/29	200,000	198,124
6.53% 1/10/29	100,000	103,181
Standard Chartered Bank 4.85% 12/3/27	250,000	252,619
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	250,000	234,793
2.47% 1/14/29	250,000	237,149
3.35% 10/18/27	250,000	246,562
5.52% 1/13/28	750,000	765,058
5.72% 9/14/28	250,000	257,025
5.80% 7/13/28	700,000	721,197
Synchrony Bank 5.63% 8/23/27	200,000	202,204
Toronto-Dominion Bank
3.91% 1/13/28	100,000	99,284
4.11% 10/13/28	250,000	248,655
4.57% 6/2/28	250,000	250,771
4.69% 9/15/27	400,000	402,099
4.86% 1/31/28	250,000	252,012
4.98% 4/5/27	700,000	705,104
5.52% 7/17/28	500,000	512,341
μTruist Bank
4.14% 1/27/29	250,000	248,659
4.14% 10/23/29	500,000	495,241
4.42% 7/24/28	460,000	459,976
μTruist Financial Corp.
1.89% 6/7/29	250,000	236,610
4.87% 1/26/29	500,000	503,290
5.44% 1/24/30	250,000	255,890
7.16% 10/30/29	500,000	531,417
μU.S. Bancorp
4.55% 7/22/28	350,000	350,314
4.65% 2/1/29	350,000	351,601
5.38% 1/23/30	500,000	512,051
5.78% 6/12/29	1,000,000	1,028,580
UBS AG
μ4.30% 3/16/29	250,000	249,677
7.50% 2/15/28	500,000	528,900
μWells Fargo & Co.
2.39% 6/2/28	500,000	488,028
3.58% 5/22/28	750,000	742,913
4.08% 9/15/29	325,000	321,425
4.18% 1/23/30	335,000	332,032
4.81% 7/25/28	1,000,000	1,004,151
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μWells Fargo & Co. (continued)
4.97% 4/23/29	315,000	$317,731
5.20% 1/23/30	750,000	761,756
5.57% 7/25/29	1,500,000	1,534,459
5.71% 4/22/28	375,000	379,837
6.30% 10/23/29	750,000	781,120
Westpac Banking Corp.
1.95% 11/20/28	500,000	472,505
3.40% 1/25/28	250,000	246,968
4.04% 8/26/27	250,000	249,885
		101,893,168
Beverages–1.39%
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/29	500,000	506,356
Coca-Cola Co.
1.00% 3/15/28	250,000	236,222
1.45% 6/1/27	250,000	242,865
2.90% 5/25/27	250,000	246,896
Constellation Brands, Inc.
3.50% 5/9/27	250,000	247,352
4.65% 11/15/28	250,000	251,084
4.80% 1/15/29	250,000	251,473
Diageo Capital PLC
3.88% 5/18/28	150,000	148,952
5.30% 10/24/27	350,000	355,558
Keurig Dr. Pepper, Inc.
4.35% 5/15/28	250,000	249,107
5.05% 3/15/29	200,000	202,258
Maple Parent Holdings Corp. 4.75% 3/26/29	110,000	109,982
Pepsico Singapore Financing I Pte. Ltd. 4.55% 2/16/29	350,000	353,559
PepsiCo, Inc.
3.00% 10/15/27	250,000	246,193
4.10% 1/15/29	250,000	249,856
4.45% 2/7/28	250,000	252,003
4.45% 5/15/28	150,000	151,228
		4,300,944
Biotechnology–0.43%
Amgen, Inc.
3.00% 2/22/29	250,000	241,224
5.15% 3/2/28	850,000	862,457
Gilead Sciences, Inc. 1.20% 10/1/27	250,000	239,597
		1,343,278
Building Materials–0.45%
Lennox International, Inc.
1.70% 8/1/27	150,000	145,024
5.50% 9/15/28	250,000	254,663
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	246,376
Masco Corp. 1.50% 2/15/28	250,000	236,595
Owens Corning 5.50% 6/15/27	70,000	70,832
Trane Technologies Financing Ltd. 3.80% 3/21/29	200,000	197,716
Vulcan Materials Co. 3.90% 4/1/27	250,000	249,179
		1,400,385
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.77%
Air Products & Chemicals, Inc.
4.30% 6/11/28	200,000	$200,662
4.60% 2/8/29	500,000	504,877
Dow Chemical Co. 4.80% 11/30/28	250,000	250,767
DuPont de Nemours, Inc. 4.73% 11/15/28	350,000	351,320
Eastman Chemical Co. 4.50% 12/1/28	250,000	250,131
Ecolab, Inc.
3.25% 12/1/27	250,000	246,704
4.30% 6/15/28	45,000	45,108
Nutrien Ltd. 5.20% 6/21/27	110,000	111,060
Sherwin-Williams Co.
3.45% 6/1/27	250,000	247,341
4.30% 8/15/28	195,000	194,580
		2,402,550
Commercial Services–0.88%
Automatic Data Processing, Inc. 1.70% 5/15/28	200,000	190,532
Block Financial LLC 2.50% 7/15/28	250,000	236,213
Cintas Corp. No. 2
3.70% 4/1/27	250,000	248,802
4.20% 5/1/28	115,000	114,805
Equifax, Inc. 5.10% 6/1/28	250,000	253,185
Global Payments, Inc.
4.45% 6/1/28	150,000	148,752
4.50% 11/15/28	95,000	94,070
4.55% 3/15/28	215,000	214,045
PayPal Holdings, Inc. 4.45% 3/6/28	125,000	125,264
Quanta Services, Inc. 4.30% 8/9/28	350,000	349,459
RELX Capital, Inc. 4.00% 3/18/29	250,000	247,493
S&P Global, Inc. 4.75% 8/1/28	250,000	252,651
UL Solutions, Inc. 6.50% 10/20/28	250,000	261,612
		2,736,883
Computers–2.06%
Apple, Inc.
1.20% 2/8/28	250,000	238,080
1.40% 8/5/28	750,000	708,490
2.90% 9/12/27	1,000,000	985,553
3.00% 6/20/27	250,000	247,303
4.00% 5/12/28	500,000	500,547
Dell International LLC/EMC Corp. 4.75% 4/1/28	110,000	110,773
Dell, Inc. 7.10% 4/15/28	250,000	262,567
DXC Technology Co. 2.38% 9/15/28	250,000	234,759
Hewlett Packard Enterprise Co.
4.05% 9/15/27	90,000	89,417
4.15% 9/15/28	80,000	79,360
4.40% 9/25/27	340,000	339,497
4.50% 3/23/28	100,000	100,006
4.60% 3/23/29	85,000	84,922
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co. (continued)
5.25% 7/1/28	250,000	$253,780
HP, Inc.
3.00% 6/17/27	250,000	245,608
4.75% 1/15/28	250,000	251,093
International Business Machines Corp.
1.70% 5/15/27	350,000	340,300
4.00% 2/3/29	125,000	123,737
4.15% 7/27/27	250,000	249,527
4.65% 2/10/28	250,000	251,546
6.22% 8/1/27	250,000	256,135
Kyndryl Holdings, Inc. 2.70% 10/15/28	250,000	231,242
Leidos, Inc. 4.10% 3/15/29	200,000	198,021
		6,382,263
Cosmetics & Personal Care–0.48%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	247,284
Estee Lauder Cos., Inc. 4.38% 5/15/28	100,000	100,103
Haleon U.S. Capital LLC 3.38% 3/24/29	200,000	194,748
Kenvue, Inc. 5.05% 3/22/28	250,000	253,815
Procter & Gamble Co. 2.85% 8/11/27	350,000	345,110
Unilever Capital Corp.
3.50% 3/22/28	250,000	247,424
4.25% 8/12/27	100,000	100,297
		1,488,781
Distribution/Wholesale–0.08%
LKQ Corp. 5.75% 6/15/28	250,000	254,439
		254,439
Diversified Financial Services–4.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,500,000	1,443,877
3.65% 7/21/27	250,000	247,329
4.13% 2/28/29	500,000	493,236
5.10% 1/19/29	250,000	253,266
Air Lease Corp.
2.10% 9/1/28	750,000	705,277
3.63% 4/1/27	250,000	246,268
Ally Financial, Inc.
4.75% 6/9/27	250,000	250,473
μ6.85% 1/3/30	250,000	260,757
μ6.99% 6/13/29	250,000	260,389
μAmerican Express Co.
4.01% 2/9/29	500,000	496,807
4.35% 7/20/29	420,000	419,700
4.73% 4/25/29	145,000	145,917
5.04% 7/26/28	500,000	504,304
5.28% 7/27/29	250,000	254,259
BGC Group, Inc. 8.00% 5/25/28	100,000	105,402
BlackRock Funding, Inc.
4.60% 7/26/27	170,000	171,155
4.70% 3/14/29	200,000	203,318
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
μ3.27% 3/1/30	250,000	$240,727
3.65% 5/11/27	750,000	743,732
3.80% 1/31/28	150,000	148,238
μ4.93% 5/10/28	500,000	501,345
μ5.47% 2/1/29	250,000	253,775
μ6.31% 6/8/29	400,000	413,606
Charles Schwab Corp.
2.00% 3/20/28	150,000	143,891
3.20% 1/25/28	250,000	245,952
3.30% 4/1/27	250,000	247,766
μ5.64% 5/19/29	250,000	256,863
μ6.20% 11/17/29	250,000	261,286
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	196,725
3.95% 12/1/28	190,000	188,367
4.00% 9/15/27	200,000	199,293
Jefferies Financial Group, Inc.
5.88% 7/21/28	250,000	255,267
6.45% 6/8/27	250,000	254,601
Lazard Group LLC
4.38% 3/11/29	100,000	99,020
4.50% 9/19/28	250,000	248,863
LPL Holdings, Inc.
4.90% 4/3/28	115,000	115,341
5.70% 5/20/27	200,000	201,847
Mastercard, Inc.
4.55% 3/15/28	175,000	176,588
4.88% 3/9/28	500,000	507,413
Nomura Holdings, Inc.
2.17% 7/14/28	500,000	473,729
2.71% 1/22/29	250,000	237,398
6.07% 7/12/28	250,000	257,866
ORIX Corp. 5.00% 9/13/27	200,000	201,762
Synchrony Financial
3.95% 12/1/27	250,000	246,908
μ5.02% 7/29/29	20,000	19,980
5.15% 3/19/29	200,000	200,485
Visa, Inc.
1.90% 4/15/27	250,000	244,785
2.75% 9/15/27	200,000	196,472
3.80% 2/12/29	350,000	347,872
μVoya Financial, Inc. 4.70% 1/23/48	250,000	236,342
		15,025,839
Electric–5.86%
AEP Texas, Inc. 3.95% 6/1/28	150,000	148,473
AES Corp. 5.45% 6/1/28	200,000	201,830
Ameren Corp. 5.00% 1/15/29	250,000	253,943
American Electric Power Co., Inc. 5.20% 1/15/29	250,000	255,132
CenterPoint Energy Houston Electric LLC 5.20% 10/1/28	250,000	255,515
CMS Energy Corp. 3.45% 8/15/27	150,000	148,060
Commonwealth Edison Co. 2.95% 8/15/27	150,000	147,379
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. 3.80% 5/15/28	100,000	$98,979
Constellation Energy Generation LLC
3.90% 1/8/28	155,000	153,754
4.63% 2/1/29	250,000	246,976
Consumers Energy Co. 4.65% 3/1/28	100,000	100,776
Dominion Energy, Inc. 4.60% 5/15/28	120,000	120,377
DTE Electric Co. 4.25% 5/14/27	50,000	50,022
DTE Energy Co.
4.88% 6/1/28	305,000	307,738
4.95% 7/1/27	65,000	65,420
5.10% 3/1/29	250,000	254,212
Duke Energy Corp.
3.15% 8/15/27	350,000	344,774
4.30% 3/15/28	250,000	249,561
Duke Energy Ohio, Inc. 3.65% 2/1/29	350,000	343,879
Duke Energy Progress LLC 3.45% 3/15/29	200,000	195,988
Edison International 4.13% 3/15/28	100,000	98,295
Enel Chile SA 4.88% 6/12/28	200,000	201,099
Entergy Louisiana LLC
3.12% 9/1/27	400,000	394,207
3.25% 4/1/28	250,000	245,265
Evergy Kansas Central, Inc. 4.70% 3/13/28	65,000	65,300
Evergy, Inc. 4.25% 3/15/29	105,000	104,198
Eversource Energy
3.30% 1/15/28	250,000	244,825
5.45% 3/1/28	150,000	152,434
5.95% 2/1/29	250,000	259,026
Exelon Corp. 5.15% 3/15/28	200,000	202,360
FirstEnergy Corp. 3.90% 7/15/27	500,000	495,928
FirstEnergy Pennsylvania Electric Co. 4.15% 3/15/28	70,000	69,732
Georgia Power Co. 4.00% 10/1/28	85,000	84,502
Indiana Michigan Power Co. 3.85% 5/15/28	150,000	148,600
Jersey Central Power & Light Co. 4.15% 1/15/29	250,000	248,385
MidAmerican Energy Co. 3.10% 5/1/27	250,000	247,504
National Rural Utilities Cooperative Finance Corp.
3.70% 3/15/29	100,000	98,312
3.95% 12/10/27	315,000	313,492
4.05% 2/9/29	140,000	139,074
4.15% 8/25/28	155,000	154,493
4.75% 2/7/28	190,000	191,407
4.80% 3/15/28	250,000	252,230
5.10% 5/6/27	250,000	252,009
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
1.90% 6/15/28	850,000	$806,007
3.55% 5/1/27	500,000	495,645
4.63% 7/15/27	500,000	501,788
4.69% 9/1/27	145,000	145,700
4.90% 2/28/28	250,000	252,008
4.90% 3/15/29	250,000	253,917
NSTAR Electric Co. 3.20% 5/15/27	250,000	247,105
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	250,000	249,936
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	339,208
3.75% 7/1/28	250,000	245,642
4.65% 8/1/28	250,000	250,275
5.00% 6/4/28	230,000	231,948
6.10% 1/15/29	325,000	336,304
PacifiCorp 4.65% 4/15/29	75,000	75,004
Pinnacle West Capital Corp. 4.90% 5/15/28	60,000	60,451
Public Service Co. of Colorado 4.15% 3/13/29	70,000	69,800
Public Service Co. of New Hampshire 4.40% 7/1/28	315,000	315,413
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	246,773
Public Service Enterprise Group, Inc. 5.88% 10/15/28	250,000	257,986
Sempra
3.25% 6/15/27	150,000	147,873
3.40% 2/1/28	500,000	490,628
Southern California Edison Co.
4.20% 3/1/29	100,000	98,870
4.70% 6/1/27	250,000	250,155
5.65% 10/1/28	500,000	512,193
5.85% 11/1/27	500,000	509,239
Southern Co.
4.85% 6/15/28	250,000	252,384
5.11% 8/1/27	150,000	151,300
5.50% 3/15/29	250,000	257,865
Southwestern Electric Power Co. 4.10% 9/15/28	250,000	248,273
Tampa Electric Co. 4.90% 3/1/29	100,000	101,479
Union Electric Co. 2.95% 6/15/27	250,000	246,463
Virginia Electric & Power Co. 3.75% 5/15/27	250,000	248,457
WEC Energy Group, Inc. 4.75% 1/15/28	570,000	574,171
Xcel Energy, Inc. 4.75% 3/21/28	80,000	80,411
		18,156,136
Electrical Components & Equipment–0.22%
Emerson Electric Co.
1.80% 10/15/27	350,000	338,357
2.00% 12/21/28	350,000	331,287
		669,644
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.84%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	$246,439
Amphenol Corp.
3.80% 11/15/27	190,000	188,858
3.90% 11/15/28	415,000	411,917
4.38% 6/12/28	165,000	165,482
Avnet, Inc. 6.25% 3/15/28	150,000	154,496
Flex Ltd. 6.00% 1/15/28	100,000	102,043
Hubbell, Inc. 3.15% 8/15/27	250,000	245,916
Jabil, Inc.
3.95% 1/12/28	150,000	148,608
4.20% 2/1/29	65,000	64,212
4.25% 5/15/27	250,000	249,358
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	250,282
TD SYNNEX Corp. 2.38% 8/9/28	250,000	237,346
Tyco Electronics Group SA 3.13% 8/15/27	150,000	147,837
		2,612,794
Engineering & Construction–0.08%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	259,439
		259,439
Environmental Control–0.55%
Republic Services, Inc. 3.95% 5/15/28	250,000	248,535
Waste Connections, Inc. 4.25% 12/1/28	500,000	499,307
Waste Management, Inc.
1.15% 3/15/28	150,000	141,606
4.50% 3/15/28	150,000	150,978
4.88% 2/15/29	250,000	254,189
4.95% 7/3/27	400,000	403,871
		1,698,486
Food–1.17%
Campbell's Co. 4.15% 3/15/28	250,000	246,976
Conagra Brands, Inc. 7.00% 10/1/28	500,000	526,046
General Mills, Inc. 5.50% 10/17/28	500,000	512,555
Hershey Co. 4.55% 2/24/28	85,000	85,621
Hormel Foods Corp. 1.70% 6/3/28	250,000	236,911
Kellanova 4.30% 5/15/28	250,000	250,186
Kraft Heinz Foods Co. 3.88% 5/15/27	250,000	248,311
McCormick & Co., Inc.
3.40% 8/15/27	150,000	148,299
4.15% 2/15/29	120,000	118,836
Mondelez International, Inc.
4.25% 5/6/28	215,000	214,567
4.75% 2/20/29	250,000	252,623
Sysco Corp. 3.25% 7/15/27	150,000	147,714
Tyson Foods, Inc.
3.55% 6/2/27	200,000	198,131
4.35% 3/1/29	250,000	249,187
5.40% 3/15/29	200,000	205,336
		3,641,299
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	$245,826
		245,826
Gas–0.46%
CenterPoint Energy Resources Corp.
4.00% 4/1/28	250,000	248,249
5.25% 3/1/28	150,000	152,610
National Fuel Gas Co. 3.95% 9/15/27	200,000	198,298
NiSource, Inc. 5.25% 3/30/28	250,000	253,941
Southern California Gas Co. 2.95% 4/15/27	250,000	246,711
Southern Co. Gas Capital Corp. 4.05% 9/15/28	70,000	69,485
Southwest Gas Corp. 5.45% 3/23/28	250,000	254,585
		1,423,879
Hand Machine Tools–0.11%
Kennametal, Inc. 4.63% 6/15/28	100,000	100,417
Stanley Black & Decker, Inc. 4.25% 11/15/28	250,000	249,599
		350,016
Health Care Products–1.13%
Abbott Laboratories 3.70% 3/9/29	600,000	592,864
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	199,586
Baxter International, Inc. 2.27% 12/1/28	350,000	326,145
Boston Scientific Corp. 4.00% 3/1/28	150,000	149,511
GE HealthCare Technologies, Inc.
4.15% 12/15/28	55,000	54,641
5.65% 11/15/27	350,000	356,952
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	250,499
Revvity, Inc. 1.90% 9/15/28	250,000	234,902
Solventum Corp. 5.40% 3/1/29	200,000	204,972
Stryker Corp. 4.70% 2/10/28	145,000	146,243
Thermo Fisher Scientific, Inc. 1.75% 10/15/28	500,000	470,823
Zimmer Biomet Holdings, Inc. 5.35% 12/1/28	500,000	511,479
		3,498,617
Health Care Services–2.54%
Centene Corp.
2.45% 7/15/28	350,000	325,954
4.25% 12/15/27	407,000	399,802
CHRISTUS Health 4.34% 7/1/28	100,000	99,671
Cigna Group 4.38% 10/15/28	1,500,000	1,498,821
CommonSpirit Health 6.07% 11/1/27	500,000	512,433
Elevance Health, Inc.
4.00% 9/15/28	465,000	460,962
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Elevance Health, Inc. (continued)
4.10% 3/1/28	250,000	$248,333
HCA, Inc.
5.00% 3/1/28	150,000	151,471
5.63% 9/1/28	250,000	254,960
5.88% 2/1/29	500,000	514,592
Humana, Inc.
3.70% 3/23/29	150,000	145,803
5.75% 3/1/28	250,000	254,907
5.75% 12/1/28	350,000	358,898
IQVIA, Inc. 5.70% 5/15/28	250,000	254,840
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	247,398
Laboratory Corp. of America Holdings 3.60% 9/1/27	200,000	197,869
SSM Health Care Corp. 3.82% 6/1/27	250,000	248,270
Sutter Health 3.70% 8/15/28	250,000	246,486
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	245,463
3.70% 5/15/27	250,000	248,440
3.88% 12/15/28	500,000	495,088
4.40% 6/15/28	220,000	220,715
4.60% 4/15/27	250,000	250,984
		7,882,160
Home Builders–0.16%
DR Horton, Inc. 1.40% 10/15/27	250,000	239,272
Lennar Corp. 4.75% 11/29/27	250,000	250,383
		489,655
Home Furnishings–0.03%
Leggett & Platt, Inc. 4.40% 3/15/29	100,000	97,799
		97,799
Household Products Wares–0.25%
Avery Dennison Corp. 4.88% 12/6/28	350,000	353,299
Clorox Co. 3.10% 10/1/27	250,000	245,139
Kimberly-Clark Corp. 1.05% 9/15/27	200,000	191,551
		789,989
Insurance–0.93%
μAegon Ltd. 5.50% 4/11/48	500,000	498,880
American National Group, Inc. 5.00% 6/15/27	250,000	248,625
Aon North America, Inc. 5.15% 3/1/29	250,000	255,560
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	244,933
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	247,733
μ6.88% 12/15/52	250,000	251,893
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	254,452
Marsh & McLennan Cos., Inc.
4.38% 3/15/29	250,000	250,490
4.55% 11/8/27	80,000	80,364
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	$390,163
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	148,377
		2,871,470
Internet–2.00%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	494,154
Alphabet, Inc.
3.70% 2/15/29	250,000	247,851
3.88% 11/15/28	180,000	179,417
Amazon.com, Inc.
1.20% 6/3/27	250,000	242,045
1.65% 5/12/28	400,000	380,577
3.15% 8/22/27	1,000,000	987,901
3.30% 4/13/27	500,000	496,232
3.85% 3/13/28	160,000	159,489
3.90% 11/20/28	875,000	871,260
4.00% 3/13/29	335,000	333,307
Baidu, Inc.
3.63% 7/6/27	250,000	248,157
4.38% 3/29/28	150,000	150,437
eBay, Inc. 4.25% 3/6/29	250,000	249,070
Expedia Group, Inc. 4.63% 8/1/27	150,000	150,124
Meta Platforms, Inc. 3.50% 8/15/27	500,000	496,328
Netflix, Inc. 4.88% 4/15/28	500,000	506,556
		6,192,905
Investment Companies–1.52%
ARES Capital Corp.
2.88% 6/15/27	150,000	146,040
2.88% 6/15/28	250,000	236,053
5.88% 3/1/29	200,000	201,620
ARES Strategic Income Fund 4.85% 1/15/29	250,000	242,066
Barings BDC, Inc. 5.20% 9/15/28	135,000	131,906
Blackstone Private Credit Fund
4.00% 1/15/29	250,000	235,198
4.95% 9/26/27	110,000	108,625
Blackstone Secured Lending Fund 2.85% 9/30/28	250,000	232,548
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	185,918
5.95% 3/15/29	200,000	197,595
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	202,804
7.75% 1/15/29	250,000	255,830
7.95% 6/13/28	250,000	256,106
Blue Owl Technology Finance Corp. 6.10% 3/15/28	150,000	148,248
Goldman Sachs BDC, Inc. 5.10% 1/28/29	125,000	121,408
Goldman Sachs Private Credit Corp.
5.05% 2/23/28	65,000	64,008
5.38% 1/31/29	250,000	245,729
5.88% 5/6/28	100,000	99,738
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
HPS Corporate Lending Fund
4.90% 9/11/28	250,000	$243,548
5.30% 6/5/27	60,000	59,699
6.75% 1/30/29	250,000	253,334
Main Street Capital Corp.
5.40% 8/15/28	70,000	69,537
6.50% 6/4/27	60,000	60,513
New Mountain Finance Corp. 6.20% 10/15/27	250,000	248,794
Sixth Street Lending Partners 6.50% 3/11/29	200,000	202,956
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	250,000	255,571
		4,705,392
Iron & Steel–0.24%
ArcelorMittal SA 6.55% 11/29/27	250,000	257,628
Nucor Corp. 3.95% 5/1/28	150,000	149,012
Steel Dynamics, Inc.
1.65% 10/15/27	250,000	239,909
4.00% 12/15/28	110,000	108,805
		755,354
Leisure Time–0.07%
Polaris, Inc. 6.95% 3/15/29	200,000	209,842
		209,842
Lodging–0.63%
Hyatt Hotels Corp. 5.05% 3/30/28	85,000	85,707
Las Vegas Sands Corp.
5.63% 6/15/28	250,000	253,255
5.90% 6/1/27	500,000	506,499
Marriott International, Inc.
4.00% 4/15/28	250,000	247,962
4.20% 7/15/27	60,000	59,908
5.00% 10/15/27	250,000	252,252
Sands China Ltd.
2.85% 3/8/29	200,000	188,454
5.40% 8/8/28	350,000	352,623
		1,946,660
Machinery Construction & Mining–0.83%
Caterpillar Financial Services Corp.
3.60% 8/12/27	250,000	248,588
3.70% 1/10/28	200,000	198,908
3.75% 2/23/29	200,000	197,608
3.95% 11/14/28	120,000	119,426
4.10% 8/15/28	135,000	134,882
4.40% 10/15/27	500,000	502,353
4.40% 3/3/28	250,000	251,233
4.85% 2/27/29	500,000	508,785
5.00% 5/14/27	250,000	252,426
Oshkosh Corp. 4.60% 5/15/28	150,000	149,821
		2,564,030
Machinery Diversified–1.29%
CNH Industrial Capital LLC
4.50% 10/8/27	115,000	114,949
4.55% 4/10/28	250,000	250,205
5.50% 1/12/29	250,000	256,215
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Ingersoll Rand, Inc. 5.40% 8/14/28	250,000	$255,699
John Deere Capital Corp.
1.50% 3/6/28	250,000	238,196
2.80% 9/8/27	400,000	393,079
3.05% 1/6/28	250,000	245,731
3.45% 3/7/29	200,000	196,136
3.90% 3/9/29	200,000	198,715
4.20% 7/15/27	125,000	125,393
4.25% 6/5/28	400,000	401,262
4.65% 1/7/28	85,000	85,777
4.90% 6/11/27	220,000	222,173
4.95% 7/14/28	250,000	254,845
Otis Worldwide Corp. 5.25% 8/16/28	250,000	255,167
Regal Rexnord Corp. 6.05% 4/15/28	500,000	512,825
		4,006,367
Media–0.88%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20% 3/15/28	600,000	594,760
Comcast Corp.
3.30% 4/1/27	250,000	247,559
3.55% 5/1/28	250,000	246,395
Fox Corp. 4.71% 1/25/29	500,000	501,292
TCI Communications, Inc. 7.13% 2/15/28	500,000	524,649
TWDC Enterprises 18 Corp. 2.95% 6/15/27	250,000	246,848
Walt Disney Co. 3.75% 3/14/29	370,000	365,783
		2,727,286
Metal Fabricate & Hardware–0.11%
Timken Co. 4.50% 12/15/28	350,000	349,157
		349,157
Mining–0.33%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	151,393
5.10% 9/8/28	250,000	254,614
Freeport-McMoRan, Inc. 4.38% 8/1/28	250,000	248,157
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	350,000	371,460
		1,025,624
Miscellaneous Manufacturing–0.70%
3M Co.
2.88% 10/15/27	500,000	490,192
3.38% 3/1/29	200,000	194,624
Eaton Corp.
3.10% 9/15/27	200,000	197,083
3.85% 3/6/28	500,000	496,332
3.95% 3/6/29	250,000	247,503
4.35% 5/18/28	150,000	150,361
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	400,163
		2,176,258
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–2.28%
BP Capital Markets America, Inc.
3.59% 4/14/27	250,000	$248,435
3.94% 9/21/28	350,000	347,410
4.23% 11/6/28	250,000	250,066
5.02% 11/17/27	250,000	253,281
BP Capital Markets PLC
3.28% 9/19/27	400,000	394,985
3.72% 11/28/28	250,000	246,352
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	248,582
Chevron Corp. 2.00% 5/11/27	500,000	489,403
Chevron USA, Inc.
1.02% 8/12/27	150,000	144,067
3.95% 8/13/27	200,000	199,951
4.05% 8/13/28	155,000	155,188
4.48% 2/26/28	250,000	251,892
Continental Resources, Inc. 4.38% 1/15/28	250,000	248,306
Coterra Energy, Inc. 3.90% 5/15/27	250,000	248,208
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	352,755
Eni USA, Inc. 7.30% 11/15/27	250,000	261,038
EQT Corp.
3.90% 10/1/27	350,000	345,734
5.00% 1/15/29	250,000	251,487
Expand Energy Corp. 5.38% 2/1/29	250,000	249,778
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	250,247
Hess Corp. 4.30% 4/1/27	250,000	250,145
Patterson-UTI Energy, Inc. 3.95% 2/1/28	200,000	196,743
Phillips 66 3.90% 3/15/28	250,000	247,895
TotalEnergies Capital International SA 3.46% 2/19/29	250,000	245,545
TotalEnergies Capital SA 3.88% 10/11/28	500,000	498,858
Valero Energy Corp. 2.15% 9/15/27	200,000	193,895
		7,070,246
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.05% 3/11/29	250,000	248,728
		248,728
Packaging & Containers–0.22%
Amcor Finance USA, Inc. 4.50% 5/15/28	200,000	199,965
Amcor Flexibles North America, Inc.
4.25% 3/8/29	165,000	163,484
4.80% 3/17/28	75,000	75,453
WRKCo, Inc. 4.00% 3/15/28	250,000	248,567
		687,469
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–4.09%
AbbVie, Inc.
3.78% 3/3/28	350,000	$347,647
4.25% 11/14/28	250,000	250,691
4.65% 3/15/28	270,000	272,458
Astrazeneca Finance LLC
1.75% 5/28/28	200,000	190,330
4.85% 2/26/29	250,000	254,314
4.88% 3/3/28	250,000	253,835
AstraZeneca PLC
3.13% 6/12/27	250,000	247,576
4.00% 1/17/29	250,000	249,414
Becton Dickinson & Co. 3.70% 6/6/27	250,000	247,942
Cardinal Health, Inc. 3.41% 6/15/27	250,000	247,040
Cencora, Inc.
3.45% 12/15/27	250,000	246,219
3.95% 2/13/29	75,000	73,956
CVS Health Corp.
1.30% 8/21/27	500,000	479,082
3.63% 4/1/27	850,000	842,703
4.30% 3/25/28	500,000	498,228
5.00% 1/30/29	250,000	253,251
Eli Lilly & Co.
3.10% 5/15/27	250,000	247,509
4.00% 10/15/28	500,000	499,446
4.15% 8/14/27	175,000	175,220
4.50% 2/9/29	250,000	252,497
4.55% 2/12/28	170,000	171,369
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28	350,000	348,217
Johnson & Johnson
0.95% 9/1/27	400,000	384,571
2.90% 1/15/28	150,000	147,392
4.55% 3/1/28	135,000	136,571
Merck & Co., Inc.
1.70% 6/10/27	350,000	340,819
1.90% 12/10/28	500,000	473,407
3.40% 3/7/29	500,000	490,331
3.85% 9/15/27	350,000	349,553
Novartis Capital Corp.
3.10% 5/17/27	250,000	247,675
3.90% 11/5/28	95,000	94,534
4.10% 3/16/29	155,000	154,814
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	750,000	754,451
Pfizer, Inc.
3.45% 3/15/29	350,000	344,057
3.88% 11/15/27	250,000	249,457
Pharmacia LLC 6.60% 12/1/28	350,000	370,254
Sanofi SA
3.63% 6/19/28	250,000	247,324
3.75% 11/3/27	250,000	249,035
3.80% 11/3/28	200,000	198,610
Takeda Pharmaceutical Co. Ltd. 5.00% 11/26/28	250,000	253,224
Viatris, Inc. 2.30% 6/22/27	250,000	242,413
Zoetis, Inc.
3.00% 9/12/27	200,000	196,615
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
4.15% 8/17/28	105,000	$104,674
		12,678,725
Pipelines–2.79%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	99,891
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	251,291
Cheniere Energy, Inc. 4.63% 10/15/28	500,000	498,736
DCP Midstream Operating LP 5.63% 7/15/27	150,000	151,949
Enbridge, Inc.
3.70% 7/15/27	150,000	148,573
4.20% 11/20/28	210,000	208,526
4.60% 6/20/28	45,000	45,117
5.25% 4/5/27	180,000	181,504
Energy Transfer LP
4.95% 5/15/28	150,000	151,279
4.95% 6/15/28	200,000	202,020
5.50% 6/1/27	250,000	252,317
5.55% 2/15/28	250,000	254,780
Enterprise Products Operating LLC
4.15% 10/16/28	250,000	249,495
4.30% 6/20/28	180,000	180,240
μ5.25% 8/16/77	250,000	247,771
Kinder Morgan, Inc.
4.30% 3/1/28	250,000	249,682
5.00% 2/1/29	250,000	253,768
MPLX LP
4.00% 3/15/28	250,000	247,985
4.25% 12/1/27	250,000	249,268
4.80% 2/15/29	500,000	504,162
Northwest Pipeline LLC 4.00% 4/1/27	500,000	498,142
ONEOK, Inc.
4.00% 7/13/27	150,000	149,146
4.25% 9/24/27	150,000	149,611
4.35% 3/15/29	200,000	198,974
4.55% 7/15/28	250,000	250,312
Sabine Pass Liquefaction LLC 4.20% 3/15/28	250,000	248,962
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	200,804
Targa Resources Corp.
5.20% 7/1/27	250,000	251,962
6.15% 3/1/29	200,000	208,692
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	249,854
TC PipeLines LP 3.90% 5/25/27	250,000	248,161
Tennessee Gas Pipeline Co. LLC 7.00% 10/15/28	250,000	265,203
TransCanada PipeLines Ltd. 4.25% 5/15/28	350,000	348,425
Western Midstream Operating LP 6.35% 1/15/29	250,000	260,333
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc.
4.90% 3/15/29	250,000	$252,935
5.30% 8/15/28	250,000	255,257
		8,665,127
Private Equity–0.18%
Brookfield Finance, Inc.
3.90% 1/25/28	350,000	346,158
4.85% 3/29/29	200,000	200,902
		547,060
Real Estate Investment Trusts–3.43%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	247,340
American Homes 4 Rent LP 4.25% 2/15/28	250,000	248,616
American Tower Corp.
1.50% 1/31/28	350,000	331,572
5.20% 2/15/29	250,000	254,237
5.25% 7/15/28	250,000	254,330
5.50% 3/15/28	150,000	152,616
5.80% 11/15/28	250,000	257,815
AvalonBay Communities, Inc.
1.90% 12/1/28	350,000	329,222
3.35% 5/15/27	250,000	247,572
Boston Properties LP 6.75% 12/1/27	250,000	258,395
Camden Property Trust 4.10% 10/15/28	250,000	248,691
Crown Castle, Inc.
3.65% 9/1/27	200,000	197,606
3.80% 2/15/28	100,000	98,569
4.30% 2/15/29	500,000	494,047
CubeSmart LP 4.38% 2/15/29	250,000	248,267
Digital Realty Trust LP
4.45% 7/15/28	250,000	249,327
5.55% 1/15/28	250,000	254,430
Equinix, Inc.
1.55% 3/15/28	250,000	236,657
2.00% 5/15/28	250,000	237,988
ERP Operating LP 3.25% 8/1/27	150,000	147,875
Essex Portfolio LP 4.00% 3/1/29	200,000	196,824
Extra Space Storage LP 5.70% 4/1/28	250,000	255,263
Federal Realty OP LP
3.25% 7/15/27	150,000	147,808
5.38% 5/1/28	100,000	101,523
GLP Capital LP/GLP Financing II, Inc.
5.30% 1/15/29	250,000	252,168
5.75% 6/1/28	150,000	152,284
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	247,589
Mid-America Apartments LP 4.20% 6/15/28	200,000	199,627
Omega Healthcare Investors, Inc.
4.50% 4/1/27	250,000	249,667
4.75% 1/15/28	250,000	249,786
Prologis LP 2.13% 4/15/27	250,000	245,119
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Public Storage Operating Co. 1.85% 5/1/28	150,000	$142,903
Realty Income Corp.
2.20% 6/15/28	200,000	190,960
3.40% 1/15/28	250,000	245,823
3.95% 2/1/29	250,000	247,103
4.70% 12/15/28	250,000	251,405
4.75% 2/15/29	250,000	252,443
Rexford Industrial Realty LP 5.00% 6/15/28	100,000	100,936
Simon Property Group LP 1.75% 2/1/28	250,000	239,149
Store Capital LLC 4.50% 3/15/28	150,000	149,025
Tanger Properties LP 3.88% 7/15/27	200,000	198,363
UDR, Inc. 3.50% 1/15/28	250,000	245,894
Ventas Realty LP
3.85% 4/1/27	250,000	248,439
4.00% 3/1/28	200,000	197,997
VICI Properties LP 4.75% 4/1/28	130,000	130,132
Welltower OP LLC 2.05% 1/15/29	250,000	235,144
Weyerhaeuser Co. 6.95% 10/1/27	250,000	258,247
		10,626,793
Retail–2.22%
AutoNation, Inc. 3.80% 11/15/27	250,000	246,917
Best Buy Co., Inc. 4.45% 10/1/28	250,000	250,022
Costco Wholesale Corp. 1.38% 6/20/27	250,000	242,522
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	324,245
Dollar General Corp. 5.20% 7/5/28	250,000	252,742
Dollar Tree, Inc. 4.20% 5/15/28	250,000	248,314
Genuine Parts Co. 6.50% 11/1/28	250,000	259,328
Home Depot, Inc.
2.50% 4/15/27	250,000	246,067
2.88% 4/15/27	250,000	246,927
3.75% 9/15/28	90,000	89,427
4.88% 6/25/27	585,000	590,643
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	234,948
3.10% 5/3/27	250,000	247,018
3.35% 4/1/27	250,000	248,033
3.95% 10/15/27	190,000	189,346
4.00% 10/15/28	150,000	148,761
6.50% 3/15/29	200,000	211,286
McDonald's Corp.
3.50% 7/1/27	250,000	247,770
4.80% 8/14/28	500,000	506,122
O'Reilly Automotive, Inc. 3.60% 9/1/27	200,000	197,931
Starbucks Corp.
3.50% 3/1/28	250,000	246,231
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp. (continued)
4.50% 5/15/28	130,000	$130,264
Target Corp. 4.35% 6/15/28	440,000	442,047
Walmart, Inc.
1.50% 9/22/28	250,000	235,944
3.70% 6/26/28	250,000	248,693
3.90% 4/15/28	250,000	249,799
4.10% 4/28/27	100,000	100,164
		6,881,511
Semiconductors–2.46%
Advanced Micro Devices, Inc. 4.32% 3/24/28	500,000	503,159
Analog Devices, Inc.
1.70% 10/1/28	500,000	470,464
4.25% 6/15/28	190,000	190,300
Applied Materials, Inc. 3.30% 4/1/27	250,000	247,894
Broadcom, Inc.
1.95% 2/15/28	500,000	479,858
5.05% 7/12/27	99,000	100,015
Intel Corp.
1.60% 8/12/28	250,000	234,255
3.15% 5/11/27	250,000	246,444
3.75% 8/5/27	250,000	247,886
4.88% 2/10/28	500,000	503,519
KLA Corp. 4.10% 3/15/29	200,000	199,358
Lam Research Corp. 4.00% 3/15/29	350,000	347,918
Marvell Technology, Inc.
2.45% 4/15/28	250,000	240,387
5.75% 2/15/29	250,000	258,120
Microchip Technology, Inc.
4.90% 3/15/28	250,000	251,514
5.05% 3/15/29	250,000	253,685
NVIDIA Corp. 1.55% 6/15/28	250,000	237,500
NXP BV/NXP Funding LLC 5.55% 12/1/28	350,000	358,050
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	246,495
4.30% 8/19/28	20,000	19,903
4.40% 6/1/27	250,000	249,903
QUALCOMM, Inc.
1.30% 5/20/28	250,000	235,966
3.25% 5/20/27	250,000	247,743
Texas Instruments, Inc.
2.90% 11/3/27	500,000	491,871
4.60% 2/8/29	250,000	253,251
TSMC Arizona Corp. 3.88% 4/22/27	500,000	498,278
		7,613,736
Shipbuilding–0.08%
Huntington Ingalls Industries, Inc. 2.04% 8/16/28	250,000	236,753
		236,753
Software–2.49%
Adobe, Inc.
4.75% 1/17/28	250,000	253,064
4.85% 4/4/27	85,000	85,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Concentrix Corp.
6.50% 3/1/29	250,000	$243,162
6.60% 8/2/28	250,000	248,472
Fidelity National Information Services, Inc. 4.55% 3/10/29	750,000	746,497
Fiserv, Inc.
2.25% 6/1/27	250,000	243,301
4.20% 10/1/28	500,000	494,232
5.45% 3/2/28	250,000	253,551
Microsoft Corp. 3.40% 6/15/27	500,000	497,408
Oracle Corp.
2.30% 3/25/28	750,000	714,419
2.80% 4/1/27	1,000,000	982,837
3.25% 11/15/27	250,000	243,969
4.55% 2/4/29	405,000	399,882
Roper Technologies, Inc. 4.20% 9/15/28	250,000	248,460
Salesforce, Inc.
1.50% 7/15/28	500,000	469,416
4.50% 3/15/28	500,000	500,129
4.65% 3/15/29	600,000	601,243
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	252,286
Workday, Inc. 3.50% 4/1/27	250,000	247,803
		7,725,723
Telecommunications–2.41%
AT&T, Inc.
1.65% 2/1/28	600,000	571,724
2.30% 6/1/27	500,000	488,748
4.35% 3/1/29	750,000	750,672
British Telecommunications PLC 5.13% 12/4/28	350,000	355,348
Cisco Systems, Inc.
4.55% 2/24/28	565,000	570,715
4.85% 2/26/29	250,000	254,578
Rogers Communications, Inc. 5.00% 2/15/29	250,000	252,579
Sprint Capital Corp. 6.88% 11/15/28	500,000	528,654
TELUS Corp. 3.70% 9/15/27	200,000	197,707
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	239,793
2.40% 3/15/29	200,000	188,707
2.63% 2/15/29	250,000	237,781
3.75% 4/15/27	1,250,000	1,242,262
4.95% 3/15/28	350,000	353,637
Verizon Communications, Inc.
2.10% 3/22/28	500,000	480,097
3.88% 2/8/29	500,000	495,218
4.33% 9/21/28	250,000	250,074
		7,458,294
Toys Games Hobby–0.06%
Hasbro, Inc. 3.50% 9/15/27	200,000	197,944
		197,944
Transportation–0.66%
Canadian Pacific Railway Co. 4.00% 3/15/29	50,000	49,453
CSX Corp.
3.25% 6/1/27	250,000	247,190
4.25% 3/15/29	250,000	249,733
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Fedex Freight Holding Co., Inc. 4.30% 3/15/29	200,000	$197,750
Kirby Corp. 4.20% 3/1/28	250,000	248,532
Ryder System, Inc.
5.65% 3/1/28	250,000	255,322
6.30% 12/1/28	350,000	365,618
Union Pacific Corp. 3.70% 3/1/29	250,000	246,725
United Parcel Service, Inc. 3.40% 3/15/29	200,000	195,535
		2,055,858
Total Corporate Bonds (Cost $304,907,992)		304,768,290

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	16,016,408	$16,016,408
Total Money Market Fund (Cost $16,016,408)		16,016,408

TOTAL INVESTMENTS–103.47% (Cost $320,924,400)	320,784,698

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.47%)	(10,750,438)
NET ASSETS APPLICABLE TO 31,072,627 SHARES OUTSTANDING–100.00%	$310,034,260

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
S&P–Standard & Poor’s
LVIP SSGA Short-Term Bond Index Fund–14